UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-09401

BlackRock Strategic Municipal Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Municipal Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock Strategic Municipal Trust (BSD)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—159.7%
			Alabama—9.5%
Baa2	$3,000		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29	11/09 @ 101	$ 3,248,190
AA	7,000		Pub. Sch. & Coll. Auth. Cap. Impvt., Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	7,649,600

					10,897,790

			Alaska—1.0%
AAA	1,130	[3]	Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/05, MBIA	N/A	1,158,148

			California—14.8%
AAA	5,000		California, 5.00%, 3/01/33	03/15 @ 100	5,205,350
A-	7,570		Golden St. Tobacco Sec. Corp., Ser. B, 5.00%, 6/01/45	06/15 @ 100	7,675,980
AAA	2,500		Sacramento Cnty. San. Dist., 5.00%, 12/01/35, AMBAC	12/14 @ 100	2,619,575
AAA	1,385		Univ. of California, Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	1,402,520

					16,903,425

			Colorado—2.1%
AAA	10,000		Northwest Pkwy. Pub. Hwy. Auth., Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,386,000

			Connecticut—8.6%
			Mashantucket Western Pequot Tribe Spec. Rev.,
Baa3	1,500		Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,549,380
Baa3	8,000		Ser. B, 5.75%, 9/01/27	09/09 @ 101	8,267,760

					9,817,140

			Florida—11.8%
NR	1,730		Arborwood Cmnty. Dev. Dist., Master Infrastructure Projs., Ser. B, 5.10%, 5/01/14	No Opt. Call	1,726,799
A+	590		Highlands Cnty. Hlth. Fac. Auth., 5.00%, 11/15/30	11/15 @ 100	601,706
NR	3,300		Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	3,661,614
BB+	2,045		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,294,306
AAA	5,000		St. Brd. Ed. Cap. Outlay, Pub. Ed. Proj., Ser. B, 5.00%, 6/01/33	06/13 @ 101	5,224,700

					13,509,125

			Georgia—4.6%
AAA	5,000		Atlanta Arpt. Passenger Fac., Ser. C, 5.00%, 1/01/33, FSA	07/14 @ 100	5,193,300

			Illinois—7.5%
NR	850		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	863,889
AAA	520	[3]	Chicago Brd. of Ed. Sch. Reform, 5.75%, 12/01/07, AMBAC	N/A	559,707
AA+	5,000		Edl. Fac. Auth. Rev., Northwestern Univ. Proj., 5.00%, 12/01/33	12/13 @ 100	5,175,700
BB+	295		Fin. Auth. Rev., Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	297,555
			Fin. Auth. Student Hsg. MJH Ed. Asst. IV Proj.,
Baa3	300		Ser. A, 5.125%, 6/01/35	06/14 @ 100	298,875
Baa2	375		Ser. B, 5.375%, 6/01/35	06/14 @ 100	373,556
AAA	1,000		O’Hare Intl. Arpt., Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,036,620

					8,605,902

			Kentucky—11.6%
AAA	32,345		Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	13,239,132

			Michigan—9.2%
AAA	2,000		Hosp. Fin. Auth., Mercy Hlth. Svcs., 5.75%, 8/15/19, MBIA	08/09 @ 101	2,174,060
BB+	8,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	8,361,920

					10,535,980

			Minnesota—0.3%
AAA	350		St. Paul Met. Arpt. Comm., 5.00%, 1/01/35, AMBAC	01/15 @ 100	363,892

			Missouri—1.9%
A	2,000		Hlth. & Edl. Facs. Auth., Hlth. Facs. Rev., St. Anthony’s Med. Ctr. Proj., 6.125%, 12/01/19	12/10 @ 101	2,190,880

			Multi-State—5.8%
Baa1	2,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/10	No Opt. Call	2,284,120
A3	4,000	[4]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,365,080

					6,649,200

1

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New Jersey—5.0%
B	$ 6,000		Econ. Dev. Auth., Continental Airlines, Inc. Proj., 6.25%, 9/15/19	09/09 @ 101	$ 5,061,840
NR	645		Middlesex Cnty. Imprvt. Auth., Heldric Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	643,310

					5,705,150

			New York—2.3%
Aa1	2,500		Mtg. Agcy. Homeowner Mtg., Ser. 85, 5.70%, 10/01/17	09/09 @ 100	2,606,225

			North Carolina—2.7%
AA+	3,000		Cap. Fac. Fin. Agcy., Ser. A, 5.00%, 10/01/41	10/15 @ 100	3,126,960

			Ohio—5.6%
AAA	6,265		Air Qual. Dev. Auth., 4.80%, 1/01/34		6,337,486

			Oklahoma—1.1%
B-	1,225		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,229,704

			Pennsylvania—13.9%
AAA	7,000		Allegheny Cnty. San. Swr. Auth., Ser. A, 5.00%, 12/01/30, MBIA	12/15 @ 100	7,317,240
			Econ. Dev. Fin. Auth., Amtrak Proj.,
A3	700		Ser. A, 6.125%, 11/01/21	05/11 @ 101	748,804
A3	1,000	[5]	Ser. A, 6.25%, 11/01/31	05/11 @ 101	1,072,220
A3	1,000		Ser. A, 6.50%, 11/01/16	05/11 @ 101	1,101,210
NR	1,000		G, 5.125%, 12/01/15	No Opt. Call	996,250
BB-	3,555		Econ. Dev. Fin. Auth., Exempt Facs. Rev., Reliant Energy Conv. Proj., Ser. A, 6.75%,
			12/01/36	12/09 @ 103	3,821,625
AAA	720		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	752,465

					15,809,814

			Puerto Rico—7.6%
BBB-	9,255		Children’s Trust Fund, Ser. A, Zero Coupon, 5/15/50	05/15 @ 11.191	591,580
			Hwy. & Trans. Auth.,
BBB+	1,015		5.00%, 7/01/30	07/15 @ 100	1,046,516
BBB+	2,040		5.00%, 7/01/40	07/15 @ 100	2,090,449
BBB+	1,980		5.00%, 7/01/45	07/15 @ 100	2,021,184
BBB+	1,835		Ser. K, 5.00%, 7/01/35	07/15 @ 100	1,887,609
AAA	900		Ser. L, 5.25%, 7/01/38, AMBAC	No Opt. Call	1,035,423

					8,672,761

			South Carolina—2.5%
BBB+	2,500		Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj., Ser. C, 7.00%, 8/01/30	08/13 @ 100	2,851,450

			Tennesee—1.9%
AAA	2,000		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	2,165,020

			Texas—22.5%
AAA	4,750		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	777,338
AAA	5,000		Humble Indpt. Sch. Dist. Sch. Bldg., Ser. B, 5.00%, 2/15/30, FGIC	02/15 @ 100	5,220,100
AAA	4,865		Katy Indpt. Sch. Dist., Ser. B, 5.00%, 2/15/32	02/15 @ 100	5,063,978
AAA	4,060		La Joya Indpt. Sch. Dist., 5.00%, 2/15/34, PSF-GTD	02/14 @ 100	4,194,224
AAA	1,500		Lower Colorado River Auth., Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,610,940
AAA	2,030		North East Indpt. Sch. Dist., 5.00%, 8/01/33	08/14 @ 100	2,107,607
AAA	2,150		North Harris Cnty. Regl. Wtr. Auth., 5.00%, 12/15/32, MBIA	12/14 @ 100	2,231,721
AAA	15,000		Tpke. Auth. Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,577,200
AAA	285		Univ. of Texas Permanent Univ. Fund, Ser. B, 5.00%, 7/01/35	07/15 @ 100	297,261
AA+	500		Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	546,940

					25,627,309

			Utah—5.9%
AAA	4,000		Intermountain Pwr. Agcy. Sply., Ser. B, 5.75%, 7/01/19, MBIA	07/07 @ 102	4,243,840
AAA	2,450		Trans. Auth., 4.75%, 6/15/35, FSA	12/15 @ 100	2,469,551

					6,713,391

			Total Long-Term Investments (cost $173,239,050)		182,295,184

2

BlackRock Strategic Municipal Trust (BSD) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.7%
800	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $800,000)	$ 800,000

	Total Investments—160.4% (cost $174,039,0506)	$183,095,184
	Liabilities in excess of other assets (including $10,339,622 of investment
	purchase payable)—(6.1)%	(6,937,173)
	Preferred shares at redemption value, including dividends payable—(54.3)%	(62,008,863)

	Net Assets Applicable to Common Shareholders—100%	$114,149,148

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, the Trust held 13.1% of its net assets, with a current market value of $14,916,960, in securities restricted as to resale.
[5]	Security, or a portion thereof, pledged as collateral with a value of $1,098,262 on 208 short U.S. Treasury Note futures contracts expiring December 2005 and 76 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on September 30, 2005 was $31,588,625, with an unrealized gain of $466,728.
[6]	Cost for Federal tax purposes is $174,000,451. The net unrealized appreciation on a tax basis is $9,094,733, consisting of $10,211,714 gross unrealized appreciation and $1,116,981 unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FSA	—	Financial Security Assurance	PCR	—	Pollution Control Revenue

3

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Strategic Municipal Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005